Pensions and Other Post Employment Benefit Plans - Summary of Components of Net Benefit Expense (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of defined benefit plans [abstract]
Total	SFr 333	SFr 26	SFr 39	SFr 613